Redeemable Convertible Preferred Stock and Stockholders' Equity (Details 2) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
2008 and 2013 Equity Incentive Plans
Number of shares authorized to grant	1,711,290		1,711,290
Stock-based compensation	$ 694,366	$ 325,329	$ 1,889,932	$ 499,742	$ 927,996	$ 176,308
Research and development
2008 and 2013 Equity Incentive Plans
Stock-based compensation	304,885	235,366	921,069	355,030	609,483	124,879
General and administrative
2008 and 2013 Equity Incentive Plans
Stock-based compensation	$ 389,481	$ 89,963	$ 968,863	$ 144,712	$ 318,513	$ 51,429
Stock options
2008 and 2013 Equity Incentive Plans
Number of shares authorized to grant					1,459,514
2008 Plan
2008 and 2013 Equity Incentive Plans
Number of shares authorized to grant	3,310,990		3,310,990		3,310,990
2008 Plan | Stock options | Maximum
2008 and 2013 Equity Incentive Plans
Term of award			10 years		10 years
Vesting period			4 years		4 years